EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 21,929	€ 21,680
Total provisions for employee benefits	88,116	86,575
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	66,187	64,895
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	21,795	21,195
Pension plans
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 134	€ 485